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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2011
                                       -----------------

Check here if Amendment [_]; Amendment Number: _____________________________

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vulcan Value Partners, LLC

Address: 3500 Blue Lake Drive, Suite 400
         Birmingham, AL 35423

Form 13F File Number: 28-_________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   F. Hampton McFadden, Jr.

Title:  Chief Compliance Officer

Phone:  205-803-1582

Signature, Place, and Date of Signing:

  /s/ F. Hampton McFadden, Jr.        Birmingham, AL         August 29, 2012
                                                                    --

Report Type:

[X]  13F HOLDINGS REPORT

[_]  13F NOTICE

[_]  13F COMBINATION REPORT

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                                  -----------

Form 13F Information Table Entry Total:                47
                                                  -----------

Form 13F Information Table Value Total:             $289,731
                                                  -----------
                                                   (thousands)

List of Other Included Managers: NONE



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                           FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D APPLE INC                      COM              037833100    10535    26013 SH       SOLE                  21676        0     4337
D BARD (C.R.) COMPANY            COM              067383109     3622    42366 SH       SOLE                  35566        0     6800
D FRANKLIN RESOURCES INC         COM              354613101    12969   135012 SH       SOLE                 115166        0    19846
D BANK OF NEW YORK MELLON CORP   COM              064058100    13263   666154 SH       SOLE                 578870        0    87284
D BOLT TECHNOLOGY CORP           COM              097698104     1647   143972 SH       SOLE                 143972        0        0
D CHUBB CORP                     COM              171232101    10153   146679 SH       SOLE                 120179        0    26500
D CISCO SYSTEMS INC              COM              17275R102     6560   362843 SH       SOLE                 299452        0    63391
D DONALDSON CO                   COM              257651109     2446    35924 SH       SOLE                  35924        0        0
D DIAGEO PLC-ADR                 COM              25243Q205     5086    58180 SH       SOLE                  46880        0    11300
D DISNEY (WALT) COMPANY          COM              254687106    12590   335731 SH       SOLE                 291039        0    44692
D DISCOVERY COMMUNICATIONS - A   COM              25470F104      587    14333 SH       SOLE                  14333        0        0
D DISCOVERY COMMUNICATIONS - C   COM              25470F302    12092   320751 SH       SOLE                 270794        0    49957
D DUN & BRADSTREET CORP          COM              26483E100     2116    28275 SH       SOLE                  28275        0        0
D DOVER CORP                     COM              260003108    15180   261495 SH       SOLE                 222240        0    39255
D ENDURANCE SPECIALTY HOLDINGS   COM              G30397106     2636    68924 SH       SOLE                  68924        0        0
D EATON VANCE CORP               COM              278265103     4967   210107 SH       SOLE                 210107        0        0
D FAIR ISAAC CORP                COM              303250104     1182    32970 SH       SOLE                  32970        0        0
D FISERV INC                     COM              337738108     5163    87896 SH       SOLE                  71129        0    16767
D GOOGLE INC                     COM              38259P508    17392    26926 SH       SOLE                  23162        0     3764
D HEARTLAND PMT SYS              COM              42235N108     2038    83643 SH       SOLE                  83643        0        0
D IDEX CORP                      COM              45167R104     1673    45087 SH       SOLE                  45087        0        0
D INTERCONTINENTAL HOTELS GROU   COM              45857P301     8316   462242 SH       SOLE                 379732        0    82510
D INTERVAL LEISURE GROUP         COM              46113M108     1103    81010 SH       SOLE                  81010        0        0
D ITURAN LOCATION & CONTROL LT   COM              M6158M104     2171   158924 SH       SOLE                 158924        0        0
D JARDEN CORPORATION             COM              471109108     1799    60206 SH       SOLE                  60206        0        0
D JANUS CAP GROUP INC            COM              47102X105     1433   227031 SH       SOLE                 227031        0        0
D JOS A BANK CLOTHIERS INC       COM              480838101     1596    32740 SH       SOLE                  32740        0        0
D KMG CHEMICALS I                COM              482564101     2122   122847 SH       SOLE                 122847        0        0
D COCA-COLA CO                   COM              191216100    10965   156706 SH       SOLE                 133706        0    23000
D LINCOLN ELECTRIC HOLDINGS      COM              533900106     1350    34521 SH       SOLE                  34521        0        0
D MASTERCARD INC                 COM              57636Q104     8592    23046 SH       SOLE                  19746        0     3300
D MEDTRONIC INC                  COM              585055106     5034   131615 SH       SOLE                 106529        0    25086
D MICROSOFT CORP                 COM              594918104    11294   435072 SH       SOLE                 372580        0    62492
D NATHAN`S FAMOUS                COM              632347100     2590   123195 SH       SOLE                 123195        0        0
D NASDAQ STOCK MKT INC           COM              631103108    12662   516617 SH       SOLE                 445717        0    70900
D NORDSON CORP                   COM              655663102     2115    51351 SH       SOLE                  51351        0        0
D NETSPEND HOLDINGS INC          COM              64118V106     2989   368614 SH       SOLE                 368614        0        0
D PARKER HANNIFIN CORP           COM              701094104     9348   122596 SH       SOLE                 100840        0    21756
D PROASSURANCE CORP              COM              74267C106     2314    28988 SH       SOLE                  28988        0        0
D EVEREST RE GROUP LTD           COM              G3223R108    12000   142709 SH       SOLE                 122509        0    20200
D SONIC CORP                     COM              835451105     1014   150665 SH       SOLE                 150665        0        0
D TOWERS WATSON & CO             COM              891894107     1976    32978 SH       SOLE                  32978        0        0
D TIME WARNER INC                COM              887317303     7214   199610 SH       SOLE                 167210        0    32400
D TEXAS INSTRUMENTS INC          COM              882508104     6579   226010 SH       SOLE                 184726        0    41284
D UNILEVER N.V. (ADR)            COM              904784709     6280   182728 SH       SOLE                 147878        0    34850
D UNITED TECHNOLOGIES            COM              913017109    11476   157018 SH       SOLE                 134749        0    22269
D VISA INC                       COM              92826C839    11502   113285 SH       SOLE                  96029        0    17256
